INCOME TAX - Computation of actual income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAX
Computed expected income tax benefit at the PRC statutory tax rate of 25%	$ (187,286)	$ (181,068)	$ (27,170)
Effect on tax rates in different tax jurisdiction	824	5,997	(373)
Preferential tax rate impact	(423)
Tax effect of non-deductible expenses	2,474	480	110
Tax effect of R&D expenses additional deduction	(17,732)	(3,068)	(134)
Change in valuation allowance	202,586	177,715	29,784
Tax filing difference	663
Others	7	236	(364)
Actual income tax expense	$ 1,113	$ 292	$ 1,853
Statutory income tax rate	25.00%	25.00%	25.00%